Earnings per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share, Basic and Diluted [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount									554,029	323,011	443,026
Net (loss) income	$ 1,024	$ (1,742)	$ (60)	$ (77)	$ 745	$ (700)	$ 670	$ 403	$ (855)	$ 1,118	$ 2,417
Weighted average common shares outstanding:
Basic									10,434,191	9,730,797	9,988,322
Effect of dilutive stock options									0	24,895	20,538
Diluted									10,434,191	9,755,692	10,008,860
(Loss) earnings per share:
Basic	$ 0.08	$ (0.17)	$ (0.01)	$ (0.01)	$ 0.08	$ (0.07)	$ 0.07	$ 0.04	$ (0.08)	$ 0.11	$ 0.24
Diluted	$ 0.08	$ (0.17)	$ (0.01)	$ (0.01)	$ 0.08	$ (0.07)	$ 0.07	$ 0.04	$ (0.08)	$ 0.11	$ 0.24